Financial Assets and liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 65	$ 822	$ 3,770
Interest expense	(50,660)	(47,923)	(34,163)
Amortized cost	(4,164)	(2,811)	(2,076)
Changes in the fair value of Warrants	(2,182)	16,498	6,840
Net changes in foreign exchange rate	14,328	3,068	(2,991)
Discount of assets and liabilities at present value	(2,300)	(3,432)	(10)
Impairment of financial assets		(4,839)
Changes in the fair value of financial assets	5,061	(645)	873
Interest expense on lease liabilities	(1,079)	(1,641)	(1,561)
Discount for well plugging and abandonment	(2,546)	(2,584)	(1,723)
Remeasurements of borrowings	(19,163)
Other	4,851	633	(67)
Financial results, net	(57,789)	(42,854)	(31,108)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	65	822	3,770
Interest expense	(50,660)	(47,923)	(34,163)
Amortized cost	(4,164)	(2,811)	(2,076)
Net changes in foreign exchange rate	14,328	3,068	(2,991)
Discount of assets and liabilities at present value	(2,300)	(3,432)	(10)
Impairment of financial assets		(4,839)
Interest expense on lease liabilities	(1,079)	(1,641)	(1,561)
Discount for well plugging and abandonment	(2,546)	(2,584)	(1,723)
Remeasurements of borrowings	(19,163)
Other	4,851	633	(67)
Financial results, net	(60,668)	(58,707)	(38,821)
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of Warrants	(2,182)	16,498	6,840
Changes in the fair value of financial assets	5,061	(645)	873
Financial results, net	$ 2,879	$ 15,853	$ 7,713